SUPPLEMENTAL CONSOLIDATED CASH FLOW INFORMATION - Schedule of Cash Flow, Supplemental Disclosures (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable
Pre-need/at-need contract originations (sales on credit)	$ (88,296)	$ (95,267)	$ (126,199)	$ (104,896)
Cash receipts from sales on credit (post-origination)	73,991	100,841	130,697	87,822
Changes in accounts receivable, net of allowance	(14,305)	5,574	4,498	(17,074)
Deferrals:
Cash receipts from customer deposits at origination, net of refunds	107,847	114,132	146,279	146,624
Withdrawals of realized income from merchandise trusts during the period	6,699	13,815	15,582	12,551
Pre-need/at-need contract originations (sales on credit)	88,296	95,267	126,199	104,896
Undistributed merchandise trust investment earnings, net	8,367	357	(2,725)	(36,461)
Recognition:
Merchandise trust investment income, net withdrawn as of end of period	(6,985)	(7,211)	(9,618)	(11,738)
Recognized maturities of customer contracts collected as of end of period	(155,915)	(137,265)	(188,897)	(199,074)
Recognized maturities of customer contracts uncollected as of end of period	(24,449)	(38,734)	(49,415)	(25,847)
Changes in customer contract liabilities	$ 23,860	$ 40,361	$ 37,405	$ (9,049)